Accounting Standards - Additional Information (Detail) - USD ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2019
Operating lease liabilitites		$ 1,826
Operating lease right of use assets		$ 1,811
Accounting Standards Update 2016-02 [Member]
Cumulative impact adjustments to retained earnings	$ 25
Operating lease liabilitites	1,800
Operating lease right of use assets	$ 1,800